Other Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other assets [Line Items]
Other assets include derivatives	€ 36,883	€ 32,152
Aegon N V [member] | Fair value [member]
Disclosure of other assets [Line Items]
Other assets include derivatives	€ 70	€ 135